Revenues - Additional Information (Details) - ASC 606 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]
Capitalized Contract Cost [Line Items]
Contract cost expense net	$ 23,085	$ 15,734
Other Current Assets [Member]
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net current	$ 22,698	$ 24,920